Payden Mutual Funds

Payden Managed Income Fund
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (11%
)
361,531 Ally Bank Auto Credit-Linked Notes 2024-B
144A, 5.41%, 9/15/32 (a) $ 365
500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 5.34%, 8/12/31 (a) 505
500,000 Apidos CLO XXX 144A, (3 mo. Term Secured
Overnight Financing Rate + 3.000%), 6.67%,
10/18/31 (a)(b) 502
466,961 Bain Capital Credit CLO Ltd. 2020-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.990%), 4.66%, 4/18/33 (a)(b) 467
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.74%, 7/18/34 (a)(b) 501
775,000 Canyon CLO Ltd. 2024-2A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.800%),
5.47%, 1/15/38 (a)(b) 778
1,000,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 4.76%, 4/20/34 (a)
(b) 1,000
975,000 CIFC Funding Ltd. 2018-4A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.600%),
6.27%, 1/17/38 (a)(b) 979
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 290
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 147
500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 487
399,000 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 399
450,000 Exeter Automobile Receivables Trust 2024-5A,
5.06%, 2/18/31  454
200,836 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 5.95%, 2/23/39 (a)(b) 201
650,000 Goldentree Loan Management Eur CLO DAC
7A 144A, (3 mo. EURIBOR + 1.600%), 0.00%,
7/20/37 EUR (a)(b)(c)(d) 770
1 Juniper Receivables DAC , 0.00%, 8/15/29 (d) 130
10 Juniper Receivables DAC 2023-1 , 0.00%,
7/15/30 (d) 181
250,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.450%), 5.12%, 7/20/36 (a)(b) 250
144,144 KKR Static CLO I Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.980%), 4.65%, 7/20/31 (a)(b) 144
250,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%,
12/15/55 (a) 252
325,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.90%,
12/15/55 (a) 326
350,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 4.72%,
4/15/34 (a)(b) 350
450,000 OAK Hill European Credit Partners V
Designated Activity Co. 2016-5A 144A, (3 mo.
EURIBOR + 0.980%), 3.01%, 1/21/35 EUR (a)
(b)(c) 534
Principal
or Shares Security Description
Value
(000)
495,208 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) $ 328
400,000 Octagon Ltd. 2021-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.070%),
4.74%, 10/15/34 (a)(b) 400
700,000 Penta CLO DAC 2024-18X, (3 mo. EURIBOR
+ 3.200%), 5.22%, 1/15/38 EUR (b)(c)(e) 830
391,067 Rckt Mortgage Trust 2025-CES4 144A, 5.81%,
4/25/55 (a) 398
360,227 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 364
325,000 Towd Point Mortgage Trust 2026-CES1 144A,
5.32%, 12/25/65 (a) 326
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 297
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 204
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 207
Total Asset Backed (Cost - $14,044)
13,366
Bank Loan(f) (11%
)
535,000 Allison Transmission Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.750%), 5.42%, 1/02/33  537
320,938 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.750%), 5.42%, 9/30/31  321
278,099 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 5/28/32  279
334,163 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.17%, 8/02/32  336
700,000 AmWINS Group Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.000%), 2.75%, 1/30/32  700
350,000 Bulldog Purchaser Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 3.75%, 1/28/33  350
895,128 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.17%, 8/20/31  897
350,000 Element Solutions Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.000%), 1.75%, 12/18/30  352
445,506 EMRLD Borrower LP Term Loan B2 1L, (6
mo. Term Secured Overnight Financing Rate +
1.500%), 6.12%, 8/04/31  445
700,000 EP Wealth Advisors LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 6.67%, 10/18/32  706
382,073 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.70%, 9/17/32  383
374,063 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 10/09/30  377
500,000 Genmab A/S Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.73%, 12/12/32  502

Principal
or Shares Security Description
Value
(000)
175,000 Hillenbrand Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
3.50%, 1/22/33  $ 175
550,000 Hologic Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
2.25%, 1/14/33  547
100,000 Hologic Inc. Term Loan B 1L, (3 mo. EURIBOR
+ 2.750%), 2.75%, 1/14/33 EUR (c) 119
196,837 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.67%, 1/31/31  196
239,300 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 6.68%, 8/05/32  241
623,497 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.90%, 10/09/31  609
271,563 Lightning Power LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.250%), 5.92%, 8/18/31  272
198,446 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.13%, 6/21/28  199
709,227 McGraw-Hill Education Inc. Term Loan B2 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 8/06/31  714
375,000 Men's Wearhouse LLC (The) Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
5.750%), 5.75%, 1/28/31  375
379,303 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.92%, 7/21/28  381
390,369 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.46%, 12/31/32  391
425,000 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.67%, 8/18/32  425
350,000 Qnity Electronics Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.70%, 11/01/32  352
497,494 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.92%, 2/10/32  498
500,000 Raising Canes Restaurants LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.000%), 5.69%, 11/03/32  499
372,192 Terex Corp. Term Loan 1L, (1 mo. Term Secured
Overnight Financing Rate + 0.750%), 5.42%,
10/08/31  374
197,990 Transdigm Inc. Term Loan J 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.17%, 2/28/31  198
499,500 Transdigm Inc. Term Loan M 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.17%, 8/19/32  500
335,552 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 8.42%, 4/25/31  338
Total Bank Loan (Cost - $13,576)
13,588
Corporate Bond (27%
)
225,000 Acushnet Co. 144A, 5.63%, 12/01/33 (a) 228
400,000 ADM Elektrik Dagitim AS , 9.50%, 2/05/31 (a) 399
Principal
or Shares Security Description
Value
(000)
250,000 ADT Security Corp. 144A, 5.88%, 10/15/33 (a) $ 254
300,000 AECOM 144A, 6.00%, 8/01/33 (a) 307
125,000 Alpha Generation LLC 144A, 6.25%, 1/15/34 (a) 126
350,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
7/01/34 (a) 354
275,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (a) 275
650,000 Aris Mining Corp. , 8.00%, 10/31/29 (e) 682
150,000 Artemis Gold Inc. 144A, 5.63%, 2/15/31
CAD (a)(c) 112
200,000 Azul Secured Finance LLP 144A, 9.88%,
2/15/31 (a) 202
525,000 Azule Energy Finance PLC , 8.13%, 1/23/30 (e) 532
200,000 Azule Energy Finance PLC 144A, 8.25%,
1/22/31 (a) 201
175,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.486%), 6.45%, 7/30/35 (a)(b) 183
700,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.961%), 5.65%, 1/15/37 (a)(b) 708
400,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(g) 432
350,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a) 334
125,000 Betclic Everest Group SAS 144A, 5.13%,
12/10/31 EUR (a)(c) 150
500,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (a) 507
200,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (a) 210
100,000 Bombardier Inc. 144A, 6.75%, 6/15/33 (a) 105
300,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(c) 368
135,000 Boparan Finance PLC 144A, 9.38%, 11/07/29
GBP (a)(c) 197
90,000 Boparan Finance PLC , 9.38%, 11/07/29 GBP (c)
(e) 131
250,000 Bubbles Bidco SpA , 6.50%, 9/30/31 EUR (c)(e) 305
250,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 260
125,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 7.38%, 2/01/36 (a) 125
1,045,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (e) 1,040
425,000 Cia de Minas Buenaventura SAA , 6.80%,
2/04/32 (e) 443
575,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 600
220,000 Clean Harbors Inc. 144A, 5.75%, 10/15/33 (a) 225
375,000 Clearway Energy Operating LLC 144A, 5.75%,
1/15/34 (a) 376
375,000 Cloud Software Group Inc. 144A, 6.63%,
8/15/33 (a) 360
200,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 195
450,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
5.50%, 1/30/33 (a) 449
550,000 Crescent Energy Finance LLC 144A, 7.88%,
4/15/32 (a) 547
150,000 Currenta Group Holdings Sarl 144A, 5.50%,
5/15/30 EUR (a)(c) 183
175,000 CVR Energy Inc. , 7.50%, 2/15/31 (a) 175
175,000 CVR Energy Inc. , 7.88%, 2/15/34 (a) 174

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
400,000 Digicel International Finance Ltd./Difl U.S. LLC
144A, 8.63%, 8/01/32 (a) $ 416
250,000 doValue SpA 144A, 5.38%, 11/15/31 EUR (a)(c) 305
150,000 Edge Finco PLC , 8.13%, 8/15/31 GBP (c)(e) 220
250,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 250
105,000 Ferrellgas LP/Ferrellgas Finance Corp. 144A,
9.25%, 1/15/31 (a) 109
250,000 FIBRA Prologis 144A, 5.63%, 1/14/38 (a) 247
500,000 Fibra SOMA Trust F/6185 , 4.38%, 7/22/31 (e)
(h) 446
525,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a) 532
200,000 FIS Fabbrica Italiana Sintetici SpA 144A, 5.25%,
2/05/31 EUR (a)(c) 238
325,000 Flutter Treasury DAC , 6.13%, 6/04/31 GBP (c)
(e) 453
325,000 Ford Motor Credit Co. LLC , 5.87%, 10/31/35  324
85,000 Freedom Mortgage Holdings LLC 144A, 7.88%,
4/01/33 (a) 87
200,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (a) 200
125,000 Galaxy Bidco Ltd. , 8.13%, 12/19/29 GBP (c)(e) 180
400,000 GDZ Elektrik Dagitim AS , 9.00%, 10/15/29 (e) 401
325,000 Geopark Ltd. , 8.75%, 1/31/30 (e) 304
300,000 Grupo Energia Bogota SA ESP 144A, 5.75%,
10/22/35 (a) 294
275,000 Gruppo San Donato SpA 144A, 6.50%, 10/31/31
EUR (a)(c) 331
350,000 HA Sustainable Infrastructure Capital Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301%), 8.00%, 6/01/56 (b) 367
150,000 Herc Holdings Inc. 144A, 5.75%, 3/15/31 (a) 151
400,000 IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a) 418
300,000 Kaiser Aluminum Corp. 144A, 5.88%,
3/01/34 (a) 303
450,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 472
350,000 Kier Group PLC , 9.00%, 2/15/29 GBP (c)(e) 503
200,000 Kosmos Energy Ltd. , 8.75%, 10/01/31 (e) 126
250,000 Liberty Costa Rica Senior Secured Finance ,
10.88%, 1/15/31 (e) 263
200,000 Limak Cimento Sanayi ve Ticaret AS , 9.75%,
7/25/29 (e) 204
400,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 408
175,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 175
350,000 Medco Cypress Tree Pte Ltd. , 8.63%, 5/19/30 (e) 371
250,000 Medco Cypress Tree Pte Ltd. 144A, 8.63%,
5/19/30 (a) 265
575,000 Murphy Oil Corp. , 6.50%, 2/15/34  573
850,000 Muthoot Finance Ltd. , 5.75%, 8/04/30 (a) 852
185,000 Novelis Corp. 144A, 6.38%, 8/15/33 (a) 189
200,000 Novo Banco SA , (5 yr. Euro Swap + 6.714%),
9.88%, 12/01/33 EUR (b)(c)(e) 274
175,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(c) 129
190,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 194
250,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)
(c) 305
275,000 OVH Groupe SA , 4.75%, 2/05/31 EUR (c)(e)(h) 328
375,000 Petroleos Mexicanos , 6.35%, 2/12/48  298
275,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (a) 282
Principal
or Shares Security Description
Value
(000)
600,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (a) $ 629
325,000 Post Holdings Inc. 144A, 6.50%, 3/15/36 (a) 325
650,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 677
260,000 QXO Building Products Inc. 144A, 6.75%,
4/30/32 (a) 268
375,000 Saavi Energia Sarl , 8.88%, 2/10/35 (e) 406
325,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(b)(h) 338
500,000 Solstice Advanced Materials Inc. 144A, 5.63%,
9/30/33 (a) 503
675,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 655
300,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (a) 307
400,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (a) 400
350,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 370
515,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 519
300,000 TDF Infrastructure SASU , 4.13%, 10/23/31
EUR (c)(e) 364
250,000 Turkiye Garanti Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.867%), 7.63%, 4/15/36 (a)(b) 252
175,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (a)(b) 177
385,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 382
Total Corporate Bond (Cost - $31,245)
31,813
Foreign Government (19%
)
100,000 Albania Government International Bond , 4.75%,
2/14/35 EUR (c)(e) 121
375,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(c) 453
450,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  349
36,000,000 Brazil Letras do Tesouro Nacional , 14.11%,
4/01/26 BRL (c)(d) 6,693
8,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (c) 1,360
300,000 Costa Rica Government International Bond ,
7.16%, 3/12/45 (e) 329
350,000 Dominican Republic International Bond 144A,
5.88%, 10/28/35 (a) 349
218,686 Ecuador Government International Bond , 6.90%,
7/31/35 (e) 200
300,000 Egypt Government International Bond , 5.63%,
4/16/30 EUR (c)(e) 354
160,000 Ghana Government International Bond , 5.00%,
7/03/35 (e) 146
375,000 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 343
300,000 Guatemala Government Bond 144A, 6.25%,
8/15/36 (a) 313
250,000 Guatemala Government Bond , 6.55%,
2/06/37 (e) 267
400,000 Hungary Government International Bond Series
10Y, 4.50%, 6/16/34 EUR (c)(e) 484
350,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (c)(e) 410

Principal
or Shares Security Description
Value
(000)
225,000 Ivory Coast Government International Bond ,
8.08%, 4/01/36 (e) $ 241
43,310,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (c) 2,341
100,000 Mexico Government International Bond , 4.88%,
5/16/36 EUR (c) 119
200,000 Mexico Government International Bond , 5.38%,
5/16/40 EUR (c) 236
375,000 Montenegro Government International Bond ,
4.88%, 4/01/32 EUR (c)(e) 458
200,000 Nigeria Government International Bond ,
10.38%, 12/09/34 (e) 237
4,000,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(c)(e) 1,280
16,775,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (c) 1,095
200,000 Republic of South Africa Government
International Bond 144A, 7.25%, 12/11/55 (a) 194
375,000 Republic of Uzbekistan International Bond ,
5.10%, 2/25/29 EUR (c)(e) 461
250,000 Republic of Uzbekistan International Bond ,
6.90%, 2/28/32 (e) 269
6,735,000 Romania Government Bond Series 7Y, 8.00%,
4/29/30 RON (c) 1,669
130,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 134
200,000 Romanian Government International Bond
144A, 5.88%, 7/11/32 EUR (a)(c)(h) 254
200,000 Sri Lanka Government International Bond ,
3.10%, 1/15/30 (e) 198
225,000 Sri Lanka Government International Bond ,
3.60%, 2/15/38 (e) 223
400,000 Turkiye Government International Bond , 6.88%,
1/14/38  397
Total Foreign Government (Cost - $20,764)
21,977
Mortgage Backed (30%
)
250,000 1301 Trust 2025-1301 144A, 6.22%,
8/11/42 (a)(i) 256
500,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.291%),
5.97%, 8/18/42 (a)(b) 500
225,000 ACREC LLC 2026-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
5.80%, 1/18/43 (a)(b) 225
275,000 Arbor Realty Commercial Real Estate Notes LLC
2025-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.293%), 6.97%, 1/20/43 (a)
(b) 278
350,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.014%), 6.69%, 11/15/36 (a)
(b) 350
130,000 BDS LLC 2025-FL14 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.893%), 5.57%,
10/17/42 (a)(b) 129
300,000 BDS LLC 2025-FL15 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.150%), 5.83%,
3/19/43 (a)(b) 301
525,000 BFLD Commercial Mortgage Trust 2025-660F
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.800%), 5.48%, 11/15/42 (a)(b) 528
Principal
or Shares Security Description
Value
(000)
275,000 BFLD Commercial Mortgage Trust 2025-660F
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.43%, 11/15/42 (a)(b) $ 278
725,000 BOCA Commercial Mortgage Trust 2025-BOCA
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.900%), 5.58%, 12/15/42 (a)(b) 730
500,000 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.38%, 10/27/64 (a)(i) 509
289,143 BRAVO Residential Funding Trust 2025-NQM6
144A, 5.59%, 6/25/65 (a) 291
475,000 BRAVO Residential Funding Trust 2025-NQM6
144A, 6.03%, 6/25/65 (a)(i) 482
375,000 BRAVO Residential Funding Trust 2026-NQM1
144A, 5.21%, 12/25/65 (a) 376
311,443 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 6.33%, 8/15/42 (a)(b) 313
550,000 BX Mortgage Trust 2025-BIO3 144A, 6.56%,
2/10/42 (a) 560
460,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a) 452
425,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(b) 426
300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
5.87%, 3/15/42 (a)(b) 301
300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.592%),
6.27%, 3/15/42 (a)(b) 301
350,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.050%),
6.73%, 12/15/42 (a)(b) 354
400,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.93%, 7/15/44 (a)(b) 403
200,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 12/15/44 (a)(b) 201
550,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 12/15/44 (a)(b) 554
425,000 Century Plaza Towers 2019-CPT 144A, 3.00%,
11/13/39 (a)(i) 376
353,150 COLT Mortgage Loan Trust 2025-8 144A,
5.89%, 8/25/70 (a) 358
703,839 COLT Mortgage Loan Trust 2025-11 144A,
5.41%, 11/25/70 (a) 708
550,000 COMM Mortgage Trust 2025-SBX 144A,
5.84%, 8/10/41 (a)(i) 552
650,000 Connecticut Avenue Securities Series 2025-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.20%,
1/25/45 (a)(b) 651
246,953 Connecticut Avenue Securities Trust 2019-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.864%), 7.56%,
9/25/39 (a)(b) 251
800,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
10/25/41 (a)(b) 825

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
925,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 9.90%,
11/25/41 (a)(b) $ 956
825,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
12/25/41 (a)(b) 857
500,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 7.20%,
3/25/42 (a)(b) 514
200,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.20%,
3/25/42 (a)(b) 217
200,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 13.55%,
3/25/42 (a)(b) 219
525,000 Connecticut Avenue Securities Trust 2023-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 8.250%), 11.95%,
5/25/43 (a)(b) 600
550,000 Connecticut Avenue Securities Trust 2023-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.850%), 10.55%,
6/25/43 (a)(b) 614
382,150 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.70%,
2/25/45 (a)(b) 383
450,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.30%,
2/25/45 (a)(b) 452
575,000 Cross Mortgage Trust 2024-H8 144A, 6.32%,
12/25/69 (a)(i) 583
481,130 Cross Mortgage Trust 2025-H7 144A, 5.29%,
9/25/70 (a) 483
598,164 Cross Mortgage Trust 2025-H10 144A, 5.41%,
1/25/71 (a) 601
500,000 DBC Mortgage Trust 2025-DBC 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.600%), 5.28%, 11/15/42 (a)(b) 502
375,000 DBC Mortgage Trust 2025-DBC 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.050%), 5.73%, 11/15/42 (a)(b) 376
335,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 345
300,000 DROP Mortgage Trust 2021-FILE 144A, (1
mo. Term Secured Overnight Financing Rate +
1.814%), 5.49%, 10/15/43 (a)(b) 296
400,000 Durst Commercial Mortgage Trust 2025-151
144A, 7.02%, 8/10/42 (a)(i) 413
375,000 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.600%), 6.28%, 10/15/42 (a)(b) 379
180,000 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 4.100%), 7.78%, 10/15/42 (a)(b) 183
Principal
or Shares Security Description
Value
(000)
525,000 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.250%), 5.92%, 2/15/43 (a)(b) $ 530
123,382 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.06%,
9/25/28 (b) 125
49,245 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 15.56%,
10/25/28 (b) 50
98,262 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.06%,
1/25/29 (b) 102
418,229 Fannie Mae Connecticut Avenue Securities
2016-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.364%), 13.06%,
4/25/29 (b) 440
425,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250%), 9.95%,
9/25/41 (a)(b) 437
650,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 11.50%,
11/25/41 (a)(b) 683
300,000 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.750%), 7.45%,
12/25/41 (a)(b) 307
350,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.750%), 8.45%,
2/25/42 (a)(b) 363
525,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 8.500%), 12.20%,
2/25/42 (a)(b) 562
725,000 Freddie Mac STACR REMIC Trust 2021-DNA6
2021-DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 7.500%),
11.20%, 10/25/41 (a)(b) 756
243,901 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.640%),
7.32%, 10/15/41 (a)(b) 246
300,000 KREF 2022-FL3 Ltd. 2022-FL3 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.800%), 6.47%, 2/17/39 (a)(b) 299
375,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 4.98%, 5/15/39 (a)(b) 365
175,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.542%), 6.22%, 5/15/39 (a)(b) 145
241,708 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 5.44%, 2/15/37 (a)(b) 242
400,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM1 144A, 5.13%, 12/25/70 (a) 401
225,000 NYC Commercial Mortgage Trust 2025-28L
144A, 5.01%, 11/05/38 (a)(i) 227

Principal
or Shares Security Description
Value
(000)
200,000 NYC Commercial Mortgage Trust 2026-1PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.850%), 5.55%, 2/15/43 (a)(b) $ 200
400,000 OBX Trust 2023-NQM4 144A, 7.06%,
3/25/63 (a)(i) 402
128,499 OBX Trust 2024-NQM12 144A, 5.83%,
7/25/64 (a) 130
361,436 OBX Trust 2025-NQM6 144A, 5.96%,
3/25/65 (a) 366
540,125 OBX Trust 2025-NQM23 144A, 5.28%,
10/25/65 (a) 542
350,000 PFP Ltd. 2026-13 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.000%), 5.75%,
8/18/43 (a)(b) 351
275,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.641%), 6.32%, 2/15/42 (a)(b) 275
250,000 TORY Commercial Mortgage Trust 2026-HGTS
144A, 5.45%, 1/13/46 (a)(i) 250
475,000 TORY Commercial Mortgage Trust 2026-HGTS
144A, 6.08%, 1/13/46 (a)(i) 475
250,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.650%),
6.33%, 6/18/43 (a)(b) 251
300,000 UK Logistics DAC 2025-2A 144A, (Sterling
Overnight Index Average + 1.330%), 5.19%,
8/17/35 GBP (a)(b)(c) 412
275,000 UK Logistics DAC 2025-2A 144A, (Sterling
Overnight Index Average + 1.650%), 5.51%,
8/17/35 GBP (a)(b)(c) 378
175,000 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.214%),
5.90%, 7/15/39 (a)(b) 164
725,000 Verus Securitization Trust 2024-7 144A, 7.81%,
9/25/69 (a)(i) 732
427,549 Verus Securitization Trust 2025-8 144A, 5.22%,
9/25/70 (a) 429
421,780 Verus Securitization Trust 2025-12 144A,
5.37%, 12/25/70 (a) 424
575,000 VRTX Trust 2025-HQ 144A, 5.92%,
8/05/42 (a)(i) 586
350,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 5.50%, 10/13/39 (a)(i) 351
275,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 6.71%, 10/13/39 (a)(i) 276
7,446,185 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (i) 113
Total Mortgage Backed (Cost - $35,116)
35,179
Principal
or Shares Security Description
Value
(000)
U.S. Treasury (1%
)
900,000 U.S. Treasury Note, 3.50%, 10/31/27
(Cost - $900) $ 899
Investment Company (8%
)
3,500,951 Payden Cash Reserves Money Market Fund* 3,501
397,140 Payden Emerging Markets Local Bond Fund, SI
Class* 3,960
88,110 VanEck J. P. Morgan EM Local Currency Bond
ETF 2,317
Total Investment Company (Cost - $9,561)
9,778
Purchase Options  (0%
)
Total Purchase Options (Cost - $52) 30
Total Investments, Before Written Options
(Cost - $125,258) (107%)
126,630
Written Options  (0%)
Total Written Options (Cost - $(28)) (16)
Total Investments (Cost - $125,230) (107%)
126,614
Liabilities in excess of Other Assets (-7%)
(8,496)
Net Assets (100%) $ 118,118
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $1,418 and the total market value of the collateral held by the Fund is $1,023. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini 9 $ 30 $ 6600 03/31/2026 $30 Put
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini 9 (16) 6250 03/31/2026 $(16) Put

Payden Managed Income Fund
continued

Payden Mutual Funds
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 7,390
USD  4,804 HSBC Bank USA, N.A. 02/24/2026 $ 341
CAD 420
USD  303 Morgan Stanley 03/18/2026 6
CHF 215
USD  272 HSBC Bank USA, N.A. 02/24/2026 7
EUR 2,172
USD  2,545 HSBC Bank USA, N.A. 02/24/2026 33
EUR 40
USD  47 HSBC Bank USA, N.A. 02/26/2026 –
EUR 5,980
USD  7,019 Morgan Stanley 03/18/2026 86
GBP 943
USD  1,267 HSBC Bank USA, N.A. 02/24/2026 24
HUF 296,300
USD  894 BNP PARIBAS 02/26/2026 24
NOK 28,714
USD  2,922 HSBC Bank USA, N.A. 02/24/2026 59
USD 1,750
EUR  1,466 HSBC Bank USA, N.A. 02/24/2026 10
USD 61
JPY  9,435 HSBC Bank USA, N.A. 02/24/2026 –
USD 829
SEK  7,329 HSBC Bank USA, N.A. 02/24/2026 5
ZAR 4,840
USD  296 BNP PARIBAS 02/26/2026 3
598
Liabilities:
COP 2,471,080 USD  681 Barclays Bank PLC 02/12/2026 (15)
COP 2,346,830 USD  636 BNP PARIBAS 02/12/2026 (3)
JPY 336,375 USD  2,189 HSBC Bank USA, N.A. 02/24/2026 (11)
PEN 3,955 USD  1,180 HSBC Bank USA, N.A. 02/26/2026 (7)
USD 1,217 BRL  6,490 Barclays Bank PLC 02/12/2026 (13)
USD 1,285 COP  4,846,000 Barclays Bank PLC 02/12/2026 (22)
USD 1,271 JPY  198,100 BNP PARIBAS 02/24/2026 (12)
USD 889 HUF  296,300 BNP PARIBAS 02/26/2026 (30)
USD 1,291 PEN  4,356 BNP PARIBAS 02/26/2026 (1)
USD 1,113 RON  4,895 BNP PARIBAS 02/26/2026 (24)
USD 1,107 ZAR  19,030 BNP PARIBAS 02/26/2026 (69)
USD 6,461 BRL  36,000 BNP PARIBAS 04/07/2026 (272)
USD 270 BRL  1,470 HSBC Bank USA, N.A. 02/12/2026 (8)
USD 1,641 AUD  2,379 HSBC Bank USA, N.A. 02/24/2026 (15)
USD 2,747 CHF  2,162 HSBC Bank USA, N.A. 02/24/2026 (57)
USD 1,267 GBP  943 HSBC Bank USA, N.A. 02/24/2026 (24)
USD 1,295 NOK  12,851 HSBC Bank USA, N.A. 02/24/2026 (39)
USD 629 EUR  540 HSBC Bank USA, N.A. 02/26/2026 (12)
USD 2,292 MXN  42,560 HSBC Bank USA, N.A. 02/26/2026 (137)
USD 808 CAD  1,111 Morgan Stanley 03/18/2026 (9)
USD 14,833 EUR  12,550 Morgan Stanley 03/18/2026 (78)
USD 2,520 GBP  1,867 Morgan Stanley 03/18/2026 (35)
(893)
Net Unrealized Appreciation (Depreciation)
$(295)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
3-Months SOFR Future 114 Dec-26 $ 27,575 $ (5) $ (5)
Euro-Schatz Future 137 Mar-26 17,361 4 4
U.S. Treasury 2-Year Note Future 412 Mar-26 85,899 (109) (109)
U.S. Treasury 5-Year Note Future 47 Mar-26 5,120 (5) (5)
a a
(115)
Short Contracts:
Euro-Bobl Future 48 Mar-26 (6,635) (20) (20)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Euro-Bund Future 22 Mar-26 $ (3,342) $ 8 $ 8
Euro-Buxl 30-Year Bond Future 15 Mar-26 (1,954) 17 17
Long Gilt Future 2 Mar-26 (249) — –
U.S. 10-Year Ultra Future 45 Mar-26 (5,137) 28 28
U.S. Long Bond Future 16 Mar-26 (1,842) (4) (4)
U.S. Treasury 10-Year Note Future 71 Mar-26 (7,940) 14 14
a a

Total Futures
$(72)